Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 07, 2022	Jan. 17, 2022	Dec. 31, 2021
Subsequent events
Dividends, Common Stock, Cash			$ 30.9
Subsequent event
Subsequent events
Dividend common stock per share declared	$ 0.75
Dividends, Common Stock, Cash	$ 15.5
Gross sale consideration		$ 130.0